SHARE CAPITAL (Tables)	9 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF INFORMATION ABOUT CLASSES OF SHARE CAPITAL

	September 30, 2025	December 31, 2024
	Number	Number
	of shares	of shares
Authorized:
Preferred shares, no par value	50,000,000	50,000,000
Class A Ordinary shares, no par value	200,000,000	200,000,000
Class B Ordinary shares, no par value	50,000,000	50,000,000

	September 30, 2025	December 31, 2024
	Number	Number
	of shares	of shares
Issued:	7,136,044	3,200,728
Class A	4,580,547	895,231
Class B	2,555,497	2,305,497
Outstanding and fully paid:
Ordinary shares, no par value
At January 1	3,200,728	282,447
Class A	895,231	76,950
Class B	2,305,497	205,497
Issuance of new shares for equity financing	433,965	526,090
Rounding resulting from reverse split	6	-
Warrants exercised and buy-back	-	36,402
Note conversion into shares	2,630,564	178,104
Equity compensation, Class A	620,781	77,685
Equity compensation, Class B	250,000	2,100,000
At September 30, 2025 and December 31, 2024	7,136,044	3,200,728

SCHEDULE OF SUMMARY OF THE WARRANT ACTIVITY

Following is a summary of the warrant activity (post-reverse stock split effective on April 3, 2025) for the nine months ended September 30, 2025 and for the years ended December 31, 2024:

			Weighted
			Average
			Remaining
		Average	Contractual
	Number of	Exercise	Term in
	Warrants	Price	Years
Outstanding at January 1, 2023	9,254	$868.00	4.02
Exercisable at January 1, 2023	9,254	$868.00	4.02
Granted	—	—	—
Exercised	—	—	—
Forfeited	—	—	—
Expired	180	1,524	—
Outstanding at December 31, 2023,	9,074	852.80	2.24
Exercisable at December 31,2023	9,074	852.80	2.24
Granted	32,500	44.00	—
Exercised	35,271	42.00	—
Warrants buy-back	5,051	—	—
Forfeited	—	—	—
Expired	—	—	—
Outstanding at December 31, 2024	1,252	1,391.60	1.24
Exercisable at December 31, 2024	1,252	1,391.60	1.24
Granted	—	—	—
Exercised	—	—	—
Forfeited	—	—	—
Expired	—	—	—
Outstanding at September 30, 2025	1,252	$1,391.60	0.49
Exercisable at September 30, 2025	1,252	$1,391.60	0.49